PREPAID EXPENSES AND OTHER CURRENT RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Other Receivables, Net, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Receivables
	December 31
	2025	2024
Advances to suppliers	15,321	14,960
Prepaid expenses	4,634	2,421
Income tax	3,949	1,423
Government institutions	1,048	2,896
Other	781	397
Total other current receivables	25,733	22,097